Parent Only Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
(Loss)/Income from operations	¥ (4,912)	$ (702)	¥ 484	¥ 8,747
Non-operating (loss)/income	(6,551)	(937)	2,222	(25,245)
(Loss)/Income from investment in subsidiaries	(26,379)	(3,772)	(72,236)	11,366
Net loss	(37,842)	(5,411)	(69,530)	(5,132)
Other comprehensive (loss)/income	(8,047)	(1,151)	7,433	(1,543)
Total Comprehensive loss	¥ (45,889)	$ (6,562)	¥ (62,097)	¥ (6,675)